UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22657

PSG Capital Management Trust

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard, Suite 400

Maple Lawn, MD 20759

(Address of Principal Executive Offices)(Zip Code)

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE 19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, 17th Floor

 Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (301) 543-6000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PSG TACTICAL GROWTH FUND

ANNUAL REPORT

March 31, 2013

PSG Tactical Growth Fund

Manager Commentary

March 31, 2013 (unaudited)

Dear Shareholder:

For the partial fiscal year ending, March 31, 2013, the PSG Tactical Growth Fund (the “Fund”) had positive returns of 2.20%.  The Fund underperformed its benchmark, the Dow Jones Credit Suisse Core Hedge Fund Index, which had returns of 2.99% during the period.  Part of this underperformance was due to the Fund’s cash levels.  During the Fund’s first partial fiscal year of operation, we were slow to invest cash.  It has not been easy to find attractively priced securities due to market conditions, as many asset classes are, in our opinion, overvalued.  One of the Fund’s mandates is to reduce risk when market conditions are unfavorable. Cash is an asset class that can be used to buy other asset classes, should they correct in price.  We will continue to adjust our cash levels as market conditions warrant.

The Fund’s equity investments continue to focus on attractively valued companies.  Several of these companies have global business operations with the ability to sell into faster growing emerging markets.  In addition, many are paying dividends and/or are buying back stock.  These are friendly methods to return cash to shareholders.  Examples include Johnson & Johnson, Procter & Gamble, and Microsoft Corporation.

In addition, the Fund holds a number of investments in companies that are “turnaround plays” or have catalysts that we believe will unlock shareholder value.   By way of example, American International Group (“AIG”) continues to take steps to repair the company from the issues it faced during the financial crisis.   AIG’s selling price is just over half of its book value, which presents shareholders with potential for significant growth if the discount narrows to its peer group.  We believe this will occur as its management continues to focus on improving its core property & casualty business (Chartis) and life business (SunAmerica).

The Fund had exposure to gold related investments during the fiscal year.  Gold is a hedge against uncertainty and a store of value.  In addition, we believe gold is a hedge against the policies of aggressive central bank monetary policies including those in the US, Japan and Europe.   These policies will likely debase the currency of many developed market currencies.  However, gold and precious metal equity investments have undergone a significant correction during the fiscal year, and this has negatively impacted the Fund’s performance.

Going forward, we will continue to invest in what we feel are undervalued securities.  We also will use cash and other hedging strategies as needed in an attempt to protect against losses.  We remain cautiously optimistic in regards to the global economy.  Thank you for your investment in PSG Tactical Growth Fund

Sincerely,

Jonathan Giordani

Fund Manager

PSG TACTICAL GROWTH FUND

PERFORMANCE ILLUSTRATION

MARCH 31, 2013 (UNAUDITED)

FOR PERIOD MAY 1, 2012* THROUGH MARCH 31, 2013

	Since Inception *	Ending Value
PSG Tactical Growth Fund	2.20%	$ 10,220
Dow Jones Credit Suisse Core Hedge Fund Index	2.99%	$ 10,299

Cumulative Performance Comparison of $10,000 Investment Since Inception *

* Date of commencement of investment operations (May 1, 2012).

This chart assumes an initial investment of $10,000 made on 5/1/2012 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Dow Jones Credit Suisse Core Hedge Fund Index is a diversified, asset-weighted, rules-based hedge fund index that seeks to represent the liquid and investable hedge fund universe by capturing the performance of a core group of leading hedge fund managers.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (855)-866-9825.

PSG TACTICAL GROWTH FUND

GRAPHICAL ILLUSTRATION

MARCH 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund.  The underlying securities are represented as a percentage of the portfolio of investments.

Exchange Traded Funds
10.10%
Real Estate
0.66%
Energy
6.62%
Financial Services
12.78%
Industrials
0.78%
U.S. Government
Agencies & Obligations
0.60%
Consumer Defensive
8.33%
Healthcare
10.58%
Consumer Cyclical
4.40%
Communication Services
4.40%
Technology
4.47%
Closed-End Mutual
Funds
6.56%
Basic Materials
2.94%
Cash Equivalent
26.78%

*  Portfolio composition is subject to change.

**  Excludes securities sold short and options written.

	PSG Tactical Growth Fund
	Schedule of Investments
	March 31, 2013

Shares		Value

COMMON STOCK - 50.51%

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 0.57%
1,050	Carbo Ceramics, Inc.	$ 95,623

Application Software - 1.88%
7,575	Microsoft Corp.	216,683
3,130	Oracle Corp.	101,193
		317,876
Beverages - 0.04%
647	Crimson Wine Group, Ltd. *	6,017

Business Equipment - 1.16%
22,867	Xerox Corp.	196,656

Cigarettes - 1.09%
5,356	Altria Group, Inc.	184,193

Communication Services, NEC - 1.09%
3,252	DIRECTV *	184,031

Crude Petroleum & Natural Gas - 1.14%
9,450	Chesapeake Energy Corp. (a)	192,873

Drilling Oil & Gas Wells - 0.48%
5,000	Nabors Industries Ltd.	81,100

Electronic Components & Accessories - 0.47%
6,000	Corning, Inc.	79,980

Fire, Marine & Casualty Insurance - 5.75%
537	Alleghany Corp. *	212,609
12,160	American Int'l Group, Inc. * (a)	472,051
443	Fairfax Financial Holdings Ltd.	173,275
2,600	Loews Corp.	114,582
		972,517
Gold & Silver Ores - 2.29%
3,483	Allied Nevada Gold Corp. *	57,330
3,141	Barrick Gold Corp.	92,345
1,375	Goldcorp, Inc.	46,241
3,900	Gold Fields Ltd.	30,225
1,000	Newmont Mining Corp.	41,890
7,418	NovaGold Resources, Inc. *	26,927
975	Sibanye Gold Ltd. ADR *	5,509
2,750	Silver Wheaton Corp.	86,213
		386,680
Hospital & Medical Service Plans - 2.01%
2,601	Cigna Corp.	162,224
2,678	WellPoint, Inc.	177,364
		339,588
Insurance Agents, Brokers & Services - 1.93%
2,586	Aon Plc Class A (a)	159,039
332	Markel Corp. *	167,162
		326,201
Investment Advice - 0.54%
2,830	Legg Mason, Inc.	90,985

Lumber & Wood Products (No Furniture) - 1.05%
6,470	Leucadia Nation Corp.	177,472

Malt Beverages - 0.26%
275	Boston Beer, Inc. Class A *	43,901

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.67%
6,000	Cloud Peak Energy, Inc. * (a)	112,680

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 0.78%
2,230	Joy Global, Inc.	132,730

Motor Vehicles & Passenger Car Bodies - 1.72%
10,450	General Motor Co. *	290,719

Oil & Gas Field Services, NEC - 0.95%
3,982	Halliburton Co.	160,913

Petroleum Refining - 3.51%
6,239	BP Plc ADR	264,222
2,650	ConocoPhillips	159,265
2,666	Murphy Oil Corp.	169,904
		593,391
Pharmaceutical Preparations - 6.16%
3,000	AstraZeneca Plc ADR	149,940
4,100	Forest Labs, Inc. *	155,964
2,712	Johnson & Johnson	221,109
1,778	Novartis AG ADR	126,665
4,031	Teva Pharmaceutical Industries Ltd. ADR	159,950
3,029	Valeant Pharmaceuticals International, Inc. * (a)	227,236
		1,040,864
Radio & TV Broadcasting & Communications Equipment - 3.17%
13,090	Vodafone Group Plc	371,756
2,452	QUALCOMM, Inc.	164,137
		535,893
Retail-Drug Stores & Proprietary Stores - 1.21%
4,307	Walgreen Co. (a)	205,358

Retail-Miscellaneous Retail - 1.00%
12,600	Staples, Inc.	169,092

Retail-Variety Stores - 1.11%
3,858	Dollar Tree, Inc. *	186,843

Security Brokers, Dealers & Flotation Companies - 0.91%
7,000	Morgan Stanley (a)	153,860

Services-Miscellaneous Health & Allied Services, NEC - 0.49%
700	DaVita Healthcare Partners, Inc. *	83,013

Services-Motion Picture & Video Tape Production - 0.49%
4,400	DreamWorks Animation, Inc. *	83,424

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 1.51%
3,310	Procter & Gamble Co.	255,069

Specialty Cleaning, Polishing & Sanitation Preparations - 1.05%
2,000	The Clorox Co.	177,060

State Commercial Banks - 0.51%
1,556	Capital One Financial Corp.	85,502

Surgical & Medical Instruments & Apparatus - 1.10%
2,735	Covidien Plc.	185,542

Telephone Communications (No Radiotelephone) - 0.49%
4,000	Vivendi Sa ADR	82,640

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.87%
3,930	Herbalife Ltd.	147,179

Wholesale-Groceries & Related Products - 1.06%
5,070	Sysco Corp.	178,312

TOTAL FOR COMMON STOCK (Cost $7,688,275) - 50.51%		8,535,777

CLOSED-END MUTUAL FUNDS - 6.60%
3,525	BlackRock Build America Bond Trust	79,383
12,000	Calamos Convertible & High Income Fund	153,720
7,932	Central Fund of Canada Ltd. Class A	153,643
6,500	Doubleline Opportunistic Credit Fund	173,875
7,162	John Hancock Preferred Income Fund II	163,652
5,000	PIMCO Dynamic Income Fund	155,500
3,720	PIMCO Corporate Opportunity Fund	80,054
16,500	Templeton Global Income Fund, Inc.	154,770

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $1,093,332) - 6.60%		1,114,597

CORPORATE BONDS - 1.72%
100,000	Caesar's Entertainment Operating Co., Inc. 12.75%, 04/15/18	79,450
50,000	Clear Channel Communications, Inc. 9.00%, 03/01/21	46,750
35,000	First Data Corp. 12.625%, 01/15/21	37,975
77,000	Nuveen Investments, Inc. 5.50%, 09/15/15	75,941
50,000	Sprint Capital Corp. 6.875%, 11/15/28	51,281

TOTAL FOR CORPORATE BONDS (Cost $281,942) - 1.72%		291,397

EXCHANGE TRADED FUNDS - 9.65%
2,050	iShares Barclays 20+ Year Treasury Bond	241,408
16,332	iShares MSCI Japan Index	176,386
2,000	Market Vectors Gold Miners ETF	75,700
8,650	Market Vectors Junior Gold Miners ETF	144,801
2,200	PIMCO Total Return ETF	241,518
8,075	ProShares Short QQQ	193,154
1,965	SPDR Gold Shares *	303,534
2,000	Utilities Select Sector SPDR	78,200
4,070	WisdomTree Japan Hedged Equity	175,783

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,687,964) - 9.65%		1,630,484

PREFERRED STOCK - 3.64%
3,480	Ally Financial PFD 8.50%, Perpetual	93,194
2,000	Citigroup Cap XIII 7.875%, 10/30/40	57,200
2,182	First Horizon National Corp. PFD, 6.2%, Perpetual	54,441
958	General Motors 4.75%, 12/01/13	41,137
2,000	JP Morgan Chase Capital XXIX 6.70%, 04/02/40	51,700
3,000	Metlife, Inc. Series B 6.50%, Perpetual	76,020
2,182	Public Storage 5.20%, Perpetual	54,594
1,000	United States Cellular Corp. 6.95%, 5/15/60	26,540
2,500	Qwest Corp. NT 7.375%, 6/01/51	66,400
31	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	39,951
2,031	Zions Bancorp PFD, Series G, 6.30%, Perpetual	54,248

TOTAL FOR PREFERRED STOCK (Cost $609,911) - 3.64%		615,425

REAL ESTATE INVESTMENT TRUST - 0.34%
2,227	Kimco Realty Corp. 6.00% 12/31/49	57,947

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $57,394) - 0.34%		57,947

CALL OPTIONS - 0.16% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Market Vectors Gold Miners ETF
10,000	June 2013 Call @ $39.00	15,000

	Market Vectors Gold Miners ETF
10,000	June 2013 Call @ $40.00	11,400

	Total for Call Options (Premiums Paid $28,307) - 0.16%	26,400

PUT OPTIONS - 0.35% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500
10,000	May 2013 Put @ $156.00	24,100

	SPDR S&P 500
10,000	June 2013 Put @ $155.00	34,700

	Total for Put Options (Premiums Paid $70,908) - 0.35%	58,800

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 0.60%
100,000	U.S. Treasury Notes, 2.00%, 2/15/23	101,359

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $100,878) - 0.60%		101,359

SHORT-TERM INVESTMENTS - 26.90%
4,296,671	Fidelity Institutional Treasury Only Money Market Class I 0.01% **	4,296,671
250,000	Huntington Conservative Deposit Account 0.03% **	250,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,546,671) - 26.90%		4,546,671

TOTAL INVESTMENTS (Cost $16,165,582) - 100.47%		$ 16,978,857

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.47)%		(79,107)

NET ASSETS - 100.00%		$ 16,899,750

ADR - American Depositary Receipt
* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at March 31, 2013.
(a) Subject to call option written.

The accompanying notes are an integral part of these financial statements.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	March 31, 2013

Shares		Value

EXCHANGE TRADED FUNDS
3,620	iShares MSCI Emerging Markets Index	$ 154,827
1,900	iShares Russell 2000 Index	179,417
4,150	Materials Select Sector SPDR	162,597
2,100	ProShares Ultra Real Estate	169,554
6,871	ProShares Ultra QQQ	421,811
4,260	ProShares Ultra S&P500	310,895
5,800	SPDR S&P Homebuilders	174,348

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,474,968)		$ 1,573,449

TOTAL SECURITIES SOLD SHORT (Proceeds $1,474,968)		$ 1,573,449

PSG Tactical Growth Fund
Schedule of Options Written
March 31, 2013

	CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	American International Group, Inc.
2,500	April 2013 Call @ $40.00	$ 875

	Aon Plc
1,200	April 2013 Call @ $60.00	2,280

	Chesapeake Energy Corp.
1,200	April 2013 Call @ $19.00	1,896

	Cloud Peak Energy, Inc.
2,000	May 2013 Call @ $20.00	1,200

	Morgan Stanley
3,000	April 2013 Call @ $24.00	360

	Valeant Pharmaceuticals International, Inc.
900	April 2013 Call @ $75.00	1,530

	Walgreen Co.
2,000	April 2013 Call @ $39.00	16,900

	Walgreen Co.
2,300	April 2013 Call @ $42.00	12,535

	Total (Premiums Received $9,933)	$ 37,576

* Represents non-income producing security.
The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Statement of Assets and Liabilities
March 31, 2013

Assets:
Investments in Securities, at Value (Cost $16,165,582)	$ 16,978,857
Cash	1,207,699
Receivables:
Dividends and Interest	27,067
Shareholder Purchases	49,914
Portfolio Securities Sold	370,640
Prepaid Expenses	2,163
Total Assets	18,636,340
Liabilities:
Options Written, at Value (Premiums Received $9,933)	37,576
Securities Sold Short, at Value (Proceeds $1,474,968)	1,573,449
Payables:
Advisory Fees	29,765
Distribution (12b-1) Fees	122
Portfolio Securities Purchased	67,276
Dividend and Interest Expense on Short Positions	1,110
Accrued Expenses	27,292
Total Liabilities	1,736,590
Net Assets	$ 16,899,750

Net Assets Consist of:
Paid In Capital	$ 16,503,254
Accumulated Net Investment Loss	(11,766)
Accumulated Realized Loss on Investments	(278,889)
Unrealized Appreciation in Value of Investments	687,151
Net Assets	$ 16,899,750

Shares Outstanding (Unlimited shares authorized with no par value)	1,653,142

Net Asset Value, Offering and Redemption Price Per Share	$ 10.22

Short-Term Redemption Price Per Share ($10.22 x 0.99) *	$ 10.12

* The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Statement of Operations
For the Period May 1, 2012 (commencement of investment operations) through March 31, 2013

Investment Income:
Dividends (net of foreign withholding taxes of $1,038)	$ 170,640
Interest	13,247
Total Investment Income	183,887

Expenses:
Advisory Fees (Note 4)	148,315
Transfer Agent & Accounting Fees	25,853
Distribution (12b-1) Fees (Note 4)	29,663
Registration Fees	5,007
Audit Fees	14,500
Insurance Fees	4,302
Miscellaneous Fees	5,943
Custodial Fees	7,019
Legal Fees	5,151
Trustee Fees	8,000
Printing and Mailing	633
Interest Expense	12,272
Dividend Expense	4,842
Total Expenses	271,500
Fees Waived by the Advisor (Note 4)	(17,077)
Net Expenses	254,423

Net Investment Loss	(70,536)

Realized Gain/(Loss) on:
Investments in Securities	(237,413)
Capital Gain Distributions from Investment Companies	5,530
Investments in Options	(21,400)
Options Written	21,409
Securities Sold Short	(47,015)
Net Realized Loss on Investments	(278,889)

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	827,289
Investments in Options	(14,015)
Options Written	(27,643)
Securities Sold Short	(98,480)
Net Change in Unrealized Appreciation/Depreciation	687,151

Net Realized and Unrealized Gain on Investments	408,262

Net Increase in Net Assets Resulting from Operations	$ 337,726

The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Statement of Changes in Net Assets

Period Ended (a)
March 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (70,536)
Net Realized Loss on Investments	(278,889)
Change in Unrealized Appreciation on Investments	687,151
Net Increase in Net Assets Resulting from Operations	337,726

Capital Share Transactions (Note 5)	16,462,024

Total Increase in Net Assets	16,799,750

Net Assets:
Beginning of Period	100,000

End of Period (including accumulated net investment loss of $11,766)	$ 16,899,750

(a) For the period May 1, 2012, (commencement of investment operations) through March 31, 2013.
The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	March 31, 2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.05)
Net Realized and Unrealized Gain on Investments	0.27
Total from Investment Operations	0.22

Redemption Fees	0.00	†

Net Asset Value, at End of Period	$ 10.22

Total Return ** (b)	2.20%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 16,900
Before Waiver
Ratio of Expenses to Average Net Assets	2.28%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.14%	***
Ratio of Dividend Expense and Interest Expense on Securities Sold Short to Average Net assets	0.14%	***
Ratio of Net Investment Loss to Average Net Assets	(0.74)%	***
After Waiver
Ratio of Expenses to Average Net Assets	2.14%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.00%	***
Ratio of Net Investment Loss to Average Net Assets	(0.60)%	***
Portfolio Turnover	41.58%	(b)

(a) For the period May 1, 2012 (commencement of investment operations) through March 31, 2013.
(b) Not Annualized
* Per share net investment loss has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions, if any.

*** Annualized
† Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013

NOTE 1. ORGANIZATION

The PSG Capital Management Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, and organized on December 21, 2011, in Delaware as a Delaware Statutory Trust.  The Trust currently consists of one series of units of beneficial interest (“shares”), the PSG Tactical Growth Fund (the “Fund”).  The Board of Trustees may classify and reclassify the shares of the Fund into one or more classes of shares at a future date.  The Fund is a non-diversified fund. The investment advisor to the Fund is PSG Investment Advisors, LLC (the "Advisor").

The Fund seeks total return from income and capital appreciation with an emphasis on absolute return.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a regional bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

SECURITY VALUATION: The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask price on the valuation date.  Securities for which market values are not readily available, or for which the Investment Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Investment Advisor at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

For options and futures contracts, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options and futures contracts listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these Procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:

(i)

at the last quoted sales price or, in the absence of a sale

(ii)

at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Investment Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Investment Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SHARE VALUATION:  The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTION TIMING: Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 1.00% fee on shares redeemed within 90 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases. There were $317 in redemption fees collected for the Fund during the period May 1, 2012 (commencement of operations) through March 31, 2013.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period May 1, 2012 (commencement of operations) through March 31, 2013, related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period May 1, 2012 (commencement of operations) through March 31, 2013, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2013:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 8,535,777	$ -	$ -	$ 8,535,777
Closed-End Mutual Funds	1,114,597	-	-	1,114,597
Corporate Bonds	-	291,397	-	291,397
Exchange Traded Funds	1,630,484	-	-	1,630,484
Preferred Stock	615,425	-	-	615,425
Real Estate Investment Trust	57,947	-	-	57,947
Call Options Purchased	26,400	-	-	26,400
Put Options Purchased	58,800	-	-	58,800
U.S. Government Agencies and Obligations	-	101,359	-	101,359
Short-Term Investments	4,546,671	-	-	4,546,671
Total	$ 16,586,101	$ 392,756	$ -	$ 16,978,857

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Exchange Traded Funds	$ (1,573,449)	$ -	$ -	$ (1,573,449)
Call Options Written	(37,576)	-	-	(37,576)
Total	$ (1,611,025)	$ -	$ -	$ (1,611,025)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the period May 1, 2012 (commencement of operations) through March 31, 2013. There were no significant transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: PSG Investment Advisors, LLC serves as investment advisor to the Fund.  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund during the term of the Agreement. For the period of May 1, 2012 (commencement of operations) through March 31, 2013, the Advisor earned advisory fees of $148,315, and waived/reimbursed $17,077 of such fees.  As of March 31, 2013, the Fund owed the Advisor $29,765.

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, until May 31, 2014, so that the total annual operating expenses (exclusive of any taxes, interest, dividend expenses on securities sold short, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.00% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Advisor.

As of March 31, 2013, the following is subject to repayment by the Fund to the Advisor pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2013	March 31, 2016	$17,077

DISTRIBUTION FEES: The Fund has adopted a Rule 12b-1 plan which allows it to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.25% per year of the Fund’s average net assets.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan has been approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the Independent Trustees. For the period of May 1, 2012 (commencement of operations) through March 31, 2013, the Fund incurred distribution fees of $29,663.  As of March 31, 2013, the Fund owed $122 in distribution fees.

NOTE 5. CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

	May 1, 2012 (commencement of operations) through March 31, 2013
	Shares	Capital
Shares sold	1,816,542	$ 18,195,087
Shares reinvested	-	-
Shares redeemed	(173,400)	(1,733,380)
Redemption Fees	-	317
Net Increase (Decrease)	1,643,142	$ 16,462,024

On April 2, 2012, 10,000 shares were issued for cash, at $10.00 per share, to PSG Investment Advisors, LLC.

NOTE 6. OPTIONS

Transactions in written options during the period of May 1, 2012 (commencement of operations) through March 31, 2013, were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at May 1, 2012	-	$ -
Options written	767	47,406
Options exercised	(141)	(10,269)
Options expired	(401)	(22,740)
Options terminated in closing purchase transaction	(74)	(4,464)
Options outstanding at March 31, 2013	151	$ 9,933

All derivatives held during the year contained equity risk exposure. The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Financial Investment Type	Location	Value

Options Written	Options Written, at value	($37,576)

Options Purchased	Options Purchased, at value	$85,200

Realized and unrealized gains and losses on derivatives contracts entered into during the period of May 1, 2012 (commencement of operations) through March 31, 2013, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Investment In Options	Realized Loss on Investments in Options	$(21,400)	Change in Unrealized Depreciation on Investments in Options	$(14,015)
Options Written	Realized Gain on Options Written	$21,409	Change in Unrealized Depreciation on Options Written	$(27,643)

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

NOTE 7. INVESTMENT TRANSACTIONS

For the period of May 1, 2012 (commencement of operations) through March 31, 2013, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $14,800,838 and $3,149,630, respectively. Purchases and sales of securities sold short aggregated $1,591,394 and $3,019,348, respectively. Purchases and sales of options aggregated $413,476 and $292,861, respectively.  Purchases and sales of options written aggregated $16,064 and $47,406, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 9. TAX MATTERS

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2013, the cost of investments for federal income tax purposes was $14,692,276 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 1,098,988
Unrealized depreciation	(423,432)
Net unrealized appreciation	$ 675,556

For the period May 1, 2012 (commencement of operations) through March 31, 2013, there were no distributions paid.

For the year ended March 31, 2013, the Fund recorded the following reclassification to the accounts listed below.  The reclassifications were primarily as a result of the differing book/tax treatment of certain investments and expenses.

Decrease Paid In Capital	Increase Accumulated Net Investment Loss	Increase/(Decrease) Accumulated Net Realized Gain/(Loss)

(58,770)	58,770	-

As of March 31, 2013 the components of distributable earnings on a tax basis were as follows:

Net Investment Income	$ -
Accumulated Net Realized Loss	(21,515)
Net Unrealized Appreciation of Investments	675,556
Other Book/Tax Differences	(257,545)
Total	$ 396,496

The difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses of wash sales, post-October losses, and straddle losses.  The Fund elects to defer to its fiscal year ending March 31, 2013, $212,332 of capital losses recognized during the period from November 1, 2012 to March 31, 2013.

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred as arising on the first day of the following taxable year. The Fund elects to defer to its fiscal year ending March 31, 2014, $12,230 of late year ordinary losses recognized during the period January 1, 2013 to March 31, 2013.

Management of the Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

NOTE 10. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of March 31, 2013, National Financial Services, LLC, in omnibus accounts, in aggregate, owned approximately 99.35% of the Fund and may be deemed to control the Fund by virtue of its authority over Fund shares.

NOTE 11. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact of this amendment may have on the Fund’s financial statements.

NOTE 12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of PSG Tactical Growth Fund and

The Board of Trustees of PSG Capital Management Trust

We have audited the accompanying statement of assets and liabilities of PSG Tactical Growth Fund (the "Fund"), a series of shares of beneficial interest of PSG Capital Management Trust, including the schedule of investments, as of March 31, 2013, and the related statements of operations, changes in net assets and financial highlights for the period May 1, 2012 (commencement of operations) through March 31, 2013.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2013 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PSG Tactical Growth Fund as of March 31, 2013, and the results of its operations, changes in its net assets and its financial highlights for the period May 1, 2012 through March 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

May 29, 2013

PSG Tactical Growth Fund
Expense Illustration
March 31, 2013 (Unaudited)

Expense Example

As a shareholder of the PSG Tactical Growth Fund (the "Fund"), you incur ongoing costs which typically consist of management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2012 through March 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2012	March 31, 2013	October 1, 2012 to March 31, 2013

Actual	$1,000.00	$1,012.88	$11.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.97	$11.04

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PSG TACTICAL GROWTH FUND

TRUSTEES & OFFICERS

MARCH 31, 2013 (UNAUDITED)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Robert H. Carson** Age: 48	Trustee and President since December 2011, indefinite term	Managing Partner, Planning Solutions Group, LLC (9/01-present); Managing Partner, PSG Companies, LLC (11/10-present); Managing Partner, PSG Family Office, LLC (11/10-present)	1	none
Jonathan V. Giordani Age: 39	Trustee and Treasurer since March 2012, indefinite term	Director of Investments, Planning Solutions Group, LLC (12/05-present)	1	none
Lauren G. Gretchen Age: 39	Chief Compliance Officer and Secretary since December 2011, indefinite term	CCO, PSG, LLC (3/11-present); Licensing, Morningstar (7/10-2/11); Financial Advisor, Mass Mutual (12/07-6/10); Realtor, Coldwell Banker & Zip Realty (2004-2008)	n/a	n/a

Independent Trustees

Name, Address and Age	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Meredith M. Haussler Age: 48	Trustee since March 2012, indefinite term	Accountant, Haussler & Associates, LLC (1/01-present)	1	none
Paul R. Lucas Age: 43	Trustee Since March 2012, indefinite term	Physician – Vascular Surgeon (7/02-present)	1	none

Each Independent Trustee was paid a total fee of $4,000 for the year ended March 31, 2013.

* The term "Fund Complex" refers to the PSG Capital Management Trust.

** Mr. Carson is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with the Fund's Adviser.

PSG TACTICAL GROWTH FUND

ADDITIONAL INFORMATION

MARCH 31, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-866-9825, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-866-9825 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Statement of Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free at 1-855-866-9825 to request a copy of the SAI or to make shareholder inquiries.

Advisory Renewal Agreement - In connection with the Organizational Meeting of the Board of Trustees (the “Board” or the “Trustees”) of PSG Capital Management Trust (the “Trust”), held on March 27, 2012 the Board of Trustees (the “Trustees” or the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between PSG Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the PSG Tactical Growth Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees relied on the assistance of counsel and their own business judgment in addressing the question of whether the overall arrangements provided under the terms of the Advisory Agreement are reasonable business arrangements for the Fund.  They also discussed the specific factors the Trustees should consider in evaluating an investment advisory contract, which include, but are not limited to, the following: the investment performance of other accounts managed by the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

Nature, Extent and Quality of Services.  The Trustees reviewed copies of the adviser registration statements on Form ADV (Parts I and II).  The Trustees discussed that, pursuant to the Advisory Agreement, the Adviser will determine or arrange for others to determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, as each of the same shall be from time to time in effect, and subject further to such policies and instructions as the Board may from time to time establish.  The Trustees noted that the Adviser has adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as Federal securities laws.  Additionally, they noted that the Adviser has adequate resources to access the necessary research and concluded the portfolio managers’ prior portfolio management experience would apply equally well to a mutual fund setting. The Trustees concluded that the Adviser has the ability to provide all services required under the Advisory Agreement in a reasonable manner.

Performance.  As to performance, the Trustees noted that the Adviser does not have a performance record for a product similar to the Fund, but they are satisfied with the portfolio manager’s experience and his ability to manage the Fund.  The Trustees discussed the experience of the portfolio manager for the Fund and noted his many years of experience in the investment management industry.

Fees and Expenses.  The Trustees noted the proposed expense limitation agreement and that the Adviser has agreed to cap the Fund’s expenses at 2.00%, including the Adviser’s investment advisory fee detailed in the Advisory Agreement, but does not include any brokerage fees and commissions, indirect expenses such as acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary expenses such as litigation or expenses in connection with a merger or reorganization.  The Trustees concluded that the proposed fees were in line with the peer group and were reasonable.

Profitability.  As to profits to be earned by the Adviser, the Board reviewed an analysis provided in the 15(c) report.  Additionally, the Trustees noted that the Adviser is not affiliated with the transfer agent or custodian and therefore will not derive any benefits from the relationships those parties have with the Trust.  They also noted that Adviser does not have an affiliated broker-dealer through which Fund transactions could be executed.  The Trustees concluded that, in light of expected asset levels as well as the expense cap provided by the Adviser, the Adviser would not be excessively profitable from its relationships with the Fund.

Economies of Scale.  The Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with the Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Fund has not yet commenced operations and that Advisory Agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

PRIVACY NOTICE

PSG CAPITAL MANAGEMENT TRUST (THE "TRUST")

                                                                                                   Rev. January 2012

FACTS	WHAT DOES THE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does the Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-855-866-9825.

PRIVACY NOTICE (continued)

Page 2

What we do:
How does the Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Trust collect my personal information?

We collect your personal information, for example, when you

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open an account or deposit money

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direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • The Trust does not share with affiliates so they can market to you.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

INVESTMENT ADVISOR

PSG Investment Advisors, LLC

8161 Maple Lawn Blvd., Suite 400

Maple Lawn, MD 20759

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2013

$ 13,500

(b)

Audit-Related Fees

Registrant

FY 2013

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2013

$ 2,000

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2013

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2013

$ 2,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date: June 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Giordani

Jonathan V. Giordani

Trustee, Treasurer and Principal Financial Officer

Date: June 3, 2013